Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents.
Bank balances and cash in hand	$ 301.5	$ 300.4
Bank deposits	278.8	397.5
Money market funds	471.4	616.8
Total cash and cash equivalents	$ 1,051.7	$ 1,314.7	$ 921.5	$ 1,022.1